Income Tax (Tables)	6 Months Ended
Jun. 30, 2021
Major Components Of Tax Expense Income [Abstract]
Summary of Tax Charges
	Six months ended June 30,
	2020	2021
	US$’000	US$’000
	(Unaudited)	(Unaudited)
Current – United States of America	(3,709)	—
Current – Elsewhere	—	1
Total tax charge for the year	(3,709)	1